UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(913) 660-0778

Registrant’s telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2019

Date of reporting period: 12/31/2018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Cognios Large Cap Value Fund, Cognios Large Cap Growth Fund and Cognios Market Neutral Large Cap Fund, each a series of the M3Sixty Funds Trust, for the period ended December 31, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

COGNIOS LARGE CAP VALUE FUND

Investor Class COGLX

Institutional Class COGVX

COGNIOS LARGE CAP GROWTH FUND

Investor Class COGGX

Institutional Class COGEX

COGNIOS MARKET NEUTRAL LARGE CAP FUND

Investor Class COGMX

Institutional Class COGIX

SEMI-ANNUAL

December 31, 2018

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Cognios Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a Cognios Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a Cognios Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Cognos Fund complex/your financial intermediary.

Table of Contents

1-888-553-4233 | www.cogniosfunds.com

Semi-Annual Report | December 31, 20181

Cognios Large Cap Value Fund

Portfolio UpdateDecember 31, 2018 (Unaudited)

Performance (as of December 31, 2018)

	One Year	Since Inception(a)
Cognios Large Cap Value Fund Investor Class shares	(3.87)%	6.22%
Cognios Large Cap Value Fund Institutional Class shares	(3.62)%	6.44%
S&P 500® Total Return Index(b)	(4.38)%	9.00%
Russell 1000® Value Total Return Index(c)	(8.27)%	5.03%

(a)The Cognios Large Cap Value Fund (the “Value Fund”) commenced operations on October 3, 2016.

(b)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The Russell 1000® Value Total Return Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Russell 1000® Value Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Value Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 29, 2018 for the Funds were as follows:

Cognios Large Cap Value Fund Investor Class Shares, gross of fee waivers or expense reimbursements	1.62%
Cognios Large Cap Value Fund Investor Class Shares, after fee waivers or expense reimbursements	1.10%
Cognios Large Cap Value Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	1.37%
Cognios Large Cap Value Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.85%

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Cognios Large Cap Value Fund

Portfolio Update (continued)December 31, 2018 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Value Fund’s business) to not more than 0.85% through at least October 31, 2020. Subject to approval by the Value Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three fiscal years following the year in which such waiver occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2018 were 2.40% and 2.15% for the Value Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2018.

The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate. The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index. It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Communications	2.38%
Consumer, Cyclical	24.28%
Consumer, Non-Cyclical	48.69%
Energy	0.83%
Financials	10.59%
Industrials	13.87%
Technology	1.32%
Utilities	34.27%
Cash, Cash Equivalents, & Other Net Assets	(36.23)%
TOTAL	100.00%

Semi-Annual Report | December 31, 20183

Cognios Large Cap Value Fund

Portfolio Update (continued)December 31, 2018 (Unaudited)

Top Ten Portfolio Holdings (% of Net Assets)*

HCA Healthcare, Inc.	3.30%
Church & Dwight Co., Inc.	3.22%
McCormick & Co., Inc.	3.19%
SCANA Corp.	2.85%
Clorox Co.	2.83%
Republic Services, Inc.	2.69%
Darden Restaurants, Inc.	2.66%
CMS Energy Corp.	2.66%
American Electric Power Co., Inc.	2.65%
Chipotle Mexican Grill, Inc.	2.60%

*The percentages in the above tables are based on the portfolio holdings of the Value Fund as of December 31, 2018 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

4www.cogniosfunds.com

Cognios Large Cap Growth Fund

Portfolio UpdateDecember 31, 2018 (Unaudited)

Performance (as of December 31, 2018)

	One Year	Since Inception(a)
Cognios Large Cap Growth Fund Investor Class shares	1.23%	12.25%
Cognios Large Cap Growth Fund Institutional Class shares	1.47%	12.51%
Russell 1000® Total Return Index(b)	(4.78)%	8.74%
Russell 1000® Growth Total Return Index(c)	(1.51)%	12.35%

(a)The Cognios Large Cap Growth Fund (the “Growth Fund”) commenced operations on October 3, 2016.

(b)The Russell 1000® Total Return Index measures the performance of the large-cap segment of the U.S. equity universe and consists of the largest 1000 companies in the Russell 3000 Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The Russell 1000® Growth Total Return Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the Russell 1000® Total Return Index and the Russell 1000® Growth Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Growth Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 29, 2018 for the Funds were as follows:

Cognios Large Cap Growth Fund Investor Class Shares, gross of fee waivers or expense reimbursements	1.76%
Cognios Large Cap Growth Fund Investor Class Shares, after fee waivers or expense reimbursements	1.15%
Cognios Large Cap Growth Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	1.51%
Cognios Large Cap Growth Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.90%

Semi-Annual Report | December 31, 20185

Cognios Large Cap Growth Fund

Portfolio Update (continued)December 31, 2018 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Growth Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits the Growth Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Growth Fund’s business) to not more than 0.90% through at least October 31, 2020. Subject to approval by the Growth Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Growth Fund within the three fiscal years following the year in which such waiver occurred, if the Growth Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2018 were 1.42% and 1.17% for the Growth Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2018.

The Growth Fund’s principal investment objective is long-term growth of capital.  The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depositary Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue. The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index. The Growth Fund may also invest up to 20% in issuers of any size.

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Communications	11.44%
Consumer, Cyclical	3.29%
Consumer, Non-Cyclical	22.97%
Financials	3.69%
Industrials	8.52%
Technology	38.93%
Utilities	8.11%
Cash, Cash Equivalents, & Other Net Assets	3.05%
TOTAL	100.00%

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Cognios Large Cap Growth Fund

Portfolio Update (continued)December 31, 2018 (Unaudited)

Top Ten Portfolio Holdings (% of Net Assets)*

Apple, Inc.	7.72%
Microsoft Corp.	6.42%
Amazon.com, Inc.	6.23%
salesforce.com, Inc.	5.44%
Adobe, Inc.	5.34%
Dominion Energy, Inc.	3.75%
Progressive Corp.	3.69%
Square, Inc. - Class A	3.61%
NIKE, Inc. - Class B	3.29%
Intuitive Surgical, Inc.	3.11%

*The percentages in the above tables are based on the portfolio holdings of the Growth Fund as of December 31, 2018 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

Semi-Annual Report | December 31, 20187

Cognios Market Neutral Large Cap Fund

Portfolio Update December 31, 2018 (Unaudited)

Performance (as of December 31, 2018)

	One Year	Five Years	Since Inception(a)
Cognios Market Neutral Large Cap Fund Investor Class shares	3.92%	3.90%	4.04%
Cognios Market Neutral Large Cap Fund Institutional Class shares	4.17%	4.14%	4.28%
S&P 500® Total Return Index(b)	(4.38)%	8.49%	12.15%
HFRX Equity Market Neutral Index(c)	(3.16)%	0.43%	0.65%

(a)The Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”) commenced operations on January 2, 2013.

(b)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The HFRX Equity Market Neutral Index is a common benchmark for long/short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the SEC). More information about this index may be found at www.hedgefundresearch.com. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the HFRX Equity Market Neutral Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Market Neutral Fund, which will generally not invest in all the securities comprising each index.

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Cognios Market Neutral Large Cap Fund

Portfolio Update (continued)December 31, 2018 (Unaudited)

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 29, 2018 for the Fund were as follows:

Cognios Market Neutral Large Cap Fund Investor Class Shares, gross of fee waivers or expense reimbursements	3.94%
Cognios Market Neutral Large Cap Fund Investor Class Shares, after fee waivers or expense reimbursements	3.49%
Cognios Market Neutral Large Cap Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	3.69%
Cognios Market Neutral Large Cap Fund Institutional Class Shares, after fee waivers or expense reimbursements	3.24%

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Market Neutral Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Market Neutral Fund, if necessary, in an amount that limits the Market Neutral Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Market Neutral Fund’s business) to not more than 1.45% of the Market Neutral Fund’s average daily net assets through at least October 31, 2020. Subject to approval by the Market Neutral Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Market Neutral Fund within the three fiscal years following the year in which such waiver occurred, if the Market Neutral Fund is able to make the payment without exceeding the 1.45% expense limitation. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2018 were 4.45% and 4.20% for the Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2018.

The Market Neutral Fund’s principal investment objective is long-term growth of capital independent of stock market direction. The Market Neutral Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Market Neutral Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Market Neutral Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index. The Market Neutral Fund may invest across different industries and sectors. Under normal circumstances the Market Neutral Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in securities of large cap companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

Semi-Annual Report | December 31, 20189

Cognios Market Neutral Large Cap Fund

Portfolio Update (continued)December 31, 2018 (Unaudited)

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Basic Materials	(2.03)%
Communications	2.67%
Consumer, Cyclical	27.15%
Consumer, Non-Cyclical	15.07%
Energy	(6.15)%
Financials	(1.90)%
Industrials	2.94%
Technology	(1.94)%
Utilities	(0.09)%
Cash, Cash Equivalents, & Other Net Assets	64.28%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*

Dollar Tree, Inc.	1.62%
Kimberly-Clark Corp.	1.55%
CME Group, Inc.	1.54%
Yum! Brands, Inc.	1.53%
SCANA Corp.	1.53%
Hershey Co.	1.51%
Church & Dwight Co., Inc.	1.50%
Everest Re Group Ltd.	1.50%
Procter & Gamble Co.	1.50%
Omnicom Group, Inc.	1.48%

*The percentages in the above tables are based on the portfolio holdings of the Market Neutral Fund as of December 31, 2018 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments and Schedule of Securities Sold Short.

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Cognios Funds

Disclosure of Fund ExpensesDecember 31, 2018 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the Period from 07/01/18 through 12/31/18

	Beginning Account Value (07/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2018)	Expenses Paid During Period
Value Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (-6.60%)	$1,000.00	1.63%	$ 934.00	$ 7.95(a)
Institutional Class Shares (-6.54%)	$1,000.00	1.38%	$ 934.60	$ 6.73(a)

Growth Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (-8.52%)	$1,000.00	1.15%	$ 914.80	$ 5.55(a)
Institutional Class Shares (-8.43%)	$1,000.00	0.90%	$ 915.70	$ 4.35(a)

Semi-Annual Report | December 31, 201811

Cognios Funds

Disclosure of Fund Expenses (continued)December 31, 2018 (Unaudited)

	Beginning Account Value (07/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2018)	Expenses Paid During Period
Market Neutral Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+0.19%)	$1,000.00	3.99%	$1,001.90	$20.13(a)
Institutional Class Shares (+0.29%)	$1,000.00	3.74%	$1,002.90	$18.88(a)

(a)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the Period from 07/01/18 through 12/31/18

	Beginning Account Value (07/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2018)	Expenses Paid During Period
Value Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	1.63%	$1,017.00	$ 8.29(b)
Institutional Class Shares	$1,000.00	1.38%	$1,018.20	$ 7.02(b)

Growth Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	1.15%	$1,019.40	$ 5.85(b)
Institutional Class Shares	$1,000.00	0.90%	$1,020.70	$ 4.58(b)

Market Neutral Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	3.99%	$1,005.10	$20.17(b)
Institutional Class Shares	$1,000.00	3.74%	$1,006.40	$18.91(b)

(b)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on the Funds’ expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-553-4233. Please read it carefully before you invest or send money.

The accompanying notes are an integral part of these financial statements.

12www.cogniosfunds.com

Cognios Cognios Large Cap Value Fund

Schedules of InvestmentsDecember 31, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCK - 136.23%
Communications - 2.38%
AT&T, Inc. (b)	11,643	$332,291
Facebook, Inc. - Class A (a) (b)	411	53,878
		386,169
Consumer, Cyclical - 24.28%
Alaska Air Group, Inc. (b)	1,913	116,406
Chipotle Mexican Grill, Inc. (a) (b)	977	421,859
Darden Restaurants, Inc. (b)	4,326	431,994
Dollar Tree, Inc. (a) (b)	795	71,804
Gap, Inc. (b)	2,421	62,365
Hanesbrands, Inc. (b)	3,846	48,190
L Brands, Inc. (b)	3,819	98,034
Macy’s, Inc. (b)	2,042	60,811
McDonald’s Corp. (b)	737	130,869
Michael Kors Holdings Ltd. (a) (b)	6,745	255,770
NIKE, Inc. - Class B (b)	2,921	216,563
Nordstrom, Inc. (b)	2,121	98,860
Ralph Lauren Corp. (b)	2,150	222,439
Starbucks Corp. (b)	2,175	140,070
Tapestry, Inc. (b)	8,817	297,574
Target Corp. (b)	4,412	291,589
TJX Cos., Inc. (b)	2,280	102,007
Ulta Beauty, Inc. (a) (b)	1,359	332,738
United Continental Holdings, Inc. (a) (b)	749	62,714
Walmart, Inc. (b)	4,424	412,096
Yum! Brands, Inc. (b)	678	62,322
		3,937,074
Consumer, Non-cyclical - 48.69%
Altria Group, Inc. (b)	2,014	99,471
Campbell Soup Co. (b)	9,341	308,160
Church & Dwight Co., Inc. (b)	7,945	522,463
Cigna Corp. (b)	2,110	400,731
Clorox Co. (b)	2,976	458,721
Colgate-Palmolive Co. (b)	1,042	62,020
Conagra Brands, Inc. (b)	11,260	240,514
Constellation Brands, Inc. - Class A (b)	1,838	295,587
Cooper Cos., Inc. (b)	1,086	276,387

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201813

Cognios Cognios Large Cap Value Fund

Schedules of Investments (continued)December 31, 2018 (Unaudited)

	Shares	Fair Value
Consumer, Non-cyclical - (continued)

Edwards Lifesciences Corp. (a) (b)	2,708	$414,784
Estee Lauder Cos., Inc. (b)	892	116,049
General Mills, Inc. (b)	2,078	80,917
H&R Block, Inc. (b)	15,640	396,787
HCA Healthcare, Inc. (b)	4,297	534,762
Hershey Co. (b)	2,937	314,788
Hormel Foods Corp. (b)	8,931	381,175
JM Smucker Co. (b)	1,648	154,072
Johnson & Johnson (b)	471	60,783
Kellogg Co. (b)	6,155	350,897
Keurig Dr Pepper, Inc. (b)	2,142	54,921
Kimberly-Clark Corp. (b)	1,113	126,815
McCormick & Co., Inc. (b)	3,711	516,720
Molson Coors Brewing Co. - Class B (b)	1,104	62,001
PepsiCo, Inc. (b)	1,081	119,429
Procter & Gamble Co. (b)	2,600	238,992
Quest Diagnostics, Inc. (b)	1,994	166,040
Sysco Corp. (b)	6,526	408,919
Tyson Foods, Inc. - Class A (b)	5,789	309,133
UnitedHealth Group, Inc. (b)	768	191,324
Varian Medical Systems, Inc. (a) (b)	1,037	117,502
Verisk Analytics, Inc. (a) (b)	1,041	113,511
		7,894,375
Energy - 0.83%
Kinder Morgan, Inc. (b)	8,710	133,960

Financials - 10.59%
Assurant, Inc. (b)	1,465	131,030
Cboe Global Markets, Inc. (b)	1,939	189,692
CME Group, Inc. (b)	1,220	229,506
Everest Re Group Ltd. (b)	1,427	310,744
Intercontinental Exchange, Inc. (b)	1,596	120,227
Loews Corp. (b)	2,471	112,480
Nasdaq, Inc. (b)	1,388	113,219
Progressive Corp. (b)	1,834	110,645
Public Storage (b)	1,974	399,557
		1,717,100

The accompanying notes are an integral part of these financial statements.

14www.cogniosfunds.com

Shares	Fair Value

Cognios Cognios Large Cap Value Fund

Schedules of Investments (continued)December 31, 2018 (Unaudited)

Industrials - 13.87%
CH Robinson Worldwide, Inc. (b)	2,697	$226,791
Expeditors International of Washington, Inc. (b)	1,692	115,208
FLIR Systems, Inc. (b)	5,441	236,901
Fortive Corp. (b)	1,527	103,317
Lockheed Martin Corp. (b)	774	202,664
Northrop Grumman Corp. (b)	207	50,694
Raytheon Co. (b)	1,631	250,114
Republic Services, Inc. (b)	6,047	435,928
Stericycle, Inc. (a) (b)	6,251	229,349
TransDigm Group, Inc. (a) (b)	704	239,402
United Technologies Corp. (b)	330	35,140
Waste Management, Inc. (b)	1,385	123,251
		2,248,759
Technology - 1.32%
Akamai Technologies, Inc. (a) (b)	1,680	102,614
Electronic Arts, Inc. (a) (b)	1,402	110,632
		213,246
Utilities - 34.27%
Alliant Energy Corp. (b)	2,239	94,598
Ameren Corp. (b)	5,802	378,464
American Electric Power Co., Inc. (b)	5,745	429,381
American Water Works Co., Inc. (b)	1,058	96,035
CMS Energy Corp. (b)	8,676	430,763
Consolidated Edison, Inc. (b)	4,230	323,426
DTE Energy Co. (b)	1,424	157,067
Edison International (b)	3,666	208,119
Entergy Corp. (b)	1,900	163,533
Evergy, Inc. (b)	974	55,294
Eversource Energy (b)	4,654	302,696
Exelon Corp. (b)	5,057	228,071
FirstEnergy Corp. (b)	8,846	332,167
PG&E Corp. (a) (b)	8,573	203,609
PPL Corp. (b)	9,967	282,365
Public Service Enterprise Group, Inc. (b)	6,813	354,617
SCANA Corp. (b)	9,662	461,650
Sempra Energy (b)	2,200	238,018
Southern Co. (b)	4,569	200,670

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201815

Cognios Cognios Large Cap Value Fund

Schedules of Investments (continued)December 31, 2018 (Unaudited)

	Shares	Fair Value
Utilities - (continued)

WEC Energy Group, Inc. (b)	5,288	$366,247
Xcel Energy, Inc. (b)	5,083	250,439
		5,557,229

TOTAL COMMON STOCK (Cost $22,902,842)		22,087,912

TOTAL INVESTMENTS (Cost $22,902,842) - 136.23%		$22,087,912
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (36.23%)		(5,874,075)
NET ASSETS - 100%		$16,213,837

Percentages are stated as a percent of net assets.

(a)Non-income producing security (b)All or a portion of the security is segregated as collateral for securities sold short.

The following abbreviations are used in this portfolio: Ltd. - Limited

The accompanying notes are an integral part of these financial statements.

16www.cogniosfunds.com

Cognios Large Cap Growth Fund

Schedules of InvestmentsDecember 31, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCK - 96.95%
Communications - 11.44%
Alphabet, Inc. - Class A (a)	817	$853,732
Amazon.com, Inc. (a)	1,444	2,168,845
Twitter, Inc. (a)	33,446	961,238
		3,983,815
Consumer, Cyclical - 3.29%
NIKE, Inc. - Class B	15,468	1,146,798
Consumer, Non-cyclical - 22.97%
AbbVie, Inc.	9,099	838,837
Anthem, Inc.	3,061	803,910
Clorox Co.	5,703	879,060
Coca-Cola Co.	18,189	861,249
HCA Healthcare, Inc.	5,560	691,942
Intuitive Surgical, Inc. (a)	2,264	1,084,275
Pfizer, Inc.	22,517	982,867
Square, Inc. - Class A (a)	22,431	1,258,155
UnitedHealth Group, Inc.	2,413	601,127
		8,001,422
Financials - 3.69%
Progressive Corp.	21,310	1,285,632
Industrials - 8.52%
Boeing Co.	1,875	604,688
Caterpillar, Inc.	4,924	625,693
Keysight Technologies, Inc. (a)	14,955	928,406
Republic Services, Inc.	11,213	808,345
		2,967,132
Technology - 38.93%
Adobe, Inc. (a)	8,220	1,859,693
Advanced Micro Devices, Inc. (a)	45,537	840,613
Apple, Inc.	17,053	2,689,940
Fortinet, Inc. (a)	7,361	518,435
Intuit, Inc.	4,159	818,699
Microchip Technology, Inc.	10,829	778,822
Microsoft Corp.	22,025	2,237,079
salesforce.com, Inc. (a)	13,832	1,894,569
Take-Two Interactive Software, Inc.	9,646	992,959
VMware, Inc. - Class A	6,754	926,176
		13,556,985

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201817

Shares	Fair Value

Cognios Large Cap Growth Fund

Schedules of Investments (continued)December 31, 2018 (Unaudited)

Utilities - 8.11%
Dominion Energy, Inc. (a)	18,261	$1,304,931
FirstEnergy Corp.	20,292	761,965
Korea Electric Power Corp. - ADR	51,441	758,755
		2,825,651

TOTAL COMMON STOCK (Cost $33,732,584)		33,767,435

TOTAL INVESTMENTS (Cost $33,732,584) - 96.95%		$33,767,435
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.05%		(1,062,402)
NET ASSETS - 100%		$34,829,837

Percentages are stated as a percent of net assets.

(a)Non-income producing security

The following abbreviations are used in this portfolio: ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

18www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Schedules of InvestmentsDecember 31, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCK - 105.39%
Communications - 5.78%
AT&T, Inc. (b)	44,840	$1,279,734
Facebook, Inc. - Class A (a) (b)	9,936	1,302,510
Omnicom Group, Inc. (b)	18,464	1,352,303
Verizon Communications, Inc. (b)	23,755	1,335,506
		5,270,053
Consumer, Cyclical - 30.57%
Alaska Air Group, Inc. (b)	19,820	1,206,047
Darden Restaurants, Inc. (b)	12,860	1,284,200
Dollar Tree, Inc. (a) (b)	16,388	1,480,164
Ford Motor Co. (b)	149,075	1,140,424
Gap, Inc. (b)	51,604	1,329,319
Hanesbrands, Inc. (b)	87,254	1,093,293
L Brands, Inc. (b)	41,813	1,073,340
Macy’s, Inc. (b)	42,408	1,262,910
McDonald’s Corp. (b)	7,515	1,334,439
Michael Kors Holdings Ltd. (a) (b)	32,536	1,233,765
NIKE, Inc. - Class B (b)	18,080	1,340,451
Nordstrom, Inc. (b)	27,088	1,262,572
Ralph Lauren Corp. (b)	12,555	1,298,940
Starbucks Corp. (b)	20,831	1,341,516
Tapestry, Inc. (b)	36,077	1,217,599
Target Corp. (b)	20,057	1,325,567
TJX Cos., Inc. (b)	29,455	1,317,817
Ulta Beauty, Inc. (a) (b)	4,797	1,174,498
United Continental Holdings, Inc. (a) (b)	15,083	1,262,900
Walgreens Boots Alliance, Inc. (b)	16,633	1,136,533
Walmart, Inc. (b)	14,396	1,340,987
Yum! Brands, Inc. (b)	15,206	1,397,736
		27,855,017
Consumer, Non-cyclical - 35.90%
Altria Group, Inc. (b)	25,149	1,242,109
Campbell Soup Co. (b)	35,702	1,177,809
Church & Dwight Co., Inc. (b)	20,843	1,370,636
Clorox Co. (b)	8,473	1,306,028
Colgate-Palmolive Co. (b)	21,944	1,306,107
Conagra Brands, Inc. (b)	43,361	926,191
Constellation Brands, Inc. - Class A (b)	7,173	1,153,562

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201819

Cognios Market Neutral Large Cap Fund

Schedules of Investments (continued)December 31, 2018 (Unaudited)

	Shares	Fair Value
Consumer, Non-cyclical - (continued)

Estee Lauder Cos., Inc. (b)	9,489	$1,234,519
General Mills, Inc. (b)	34,276	1,334,707
H&R Block, Inc. (b)	51,118	1,296,864
HCA Healthcare, Inc. (b)	9,654	1,201,440
Hershey Co. (b)	12,830	1,375,119
Hormel Foods Corp. (b)	30,956	1,321,202
Johnson & Johnson (b)	9,492	1,224,943
Kellogg Co. (b)	22,228	1,267,218
Kimberly-Clark Corp. (b)	12,378	1,410,349
McCormick & Co., Inc. (b)	9,141	1,272,793
Molson Coors Brewing Co. - Class B (b)	21,323	1,197,500
PepsiCo, Inc. (b)	11,691	1,291,622
Philip Morris International, Inc. (b)	15,934	1,063,754
Procter & Gamble Co. (b)	14,900	1,369,608
Sysco Corp. (b)	21,102	1,322,251
Tyson Foods, Inc. - Class A (b)	24,062	1,284,911
UnitedHealth Group, Inc. (b)	4,961	1,235,884
Varian Medical Systems, Inc. (a) (b)	11,290	1,279,270
Verisk Analytics, Inc. (a) (b)	11,359	1,238,585
		32,704,981
Financials - 14.52%
Assurant, Inc. (b)	14,566	1,302,783
Cboe Global Markets, Inc. (b)	13,407	1,311,607
Cincinnati Financial Corp. (b)	17,073	1,321,792
CME Group, Inc. (b)	7,469	1,405,068
Everest Re Group Ltd. (b)	6,294	1,370,581
Intercontinental Exchange, Inc. (b)	17,542	1,321,439
Loews Corp. (b)	29,356	1,336,285
Nasdaq, Inc. (b)	15,251	1,244,024
Progressive Corp. (b)	21,404	1,291,303
Public Storage (b)	6,535	1,322,749
		13,227,631
Industrials - 7.15%
Ball Corp. (b)	28,459	1,308,545
CH Robinson Worldwide, Inc. (b)	15,626	1,313,990
Expeditors International of Washington, Inc. (b)	18,542	1,262,525
Republic Services, Inc. (b)	18,119	1,306,199
Waste Management, Inc. (b)	14,853	1,321,768
		6,513,027

The accompanying notes are an integral part of these financial statements.

20www.cogniosfunds.com

Shares	Fair Value

Cognios Market Neutral Large Cap Fund

Schedules of Investments (continued)December 31, 2018 (Unaudited)

Technology - 1.36%
Akamai Technologies, Inc. (a) (b)	20,221	$1,235,099

Utilities - 10.11%
American Electric Power Co., Inc. (b)	17,838	1,333,212
CMS Energy Corp. (b)	26,522	1,316,817
DTE Energy Co. (b)	11,697	1,290,179
Exelon Corp. (b)	29,918	1,349,302
PG&E Corp. (a) (b)	52,528	1,247,540
PPL Corp. (b)	45,079	1,277,088
SCANA Corp. (b)	29,253	1,397,708
		9,211,846

TOTAL COMMON STOCK (Cost $101,622,464)		96,017,654

SHORT-TERM INVESTMENTS - 9.49%
BlackRock Liquidity Funds T-Fund Portfolio, 2.07% (c)	8,642,826	8,642,826

TOTAL SHORT-TERM INVESTMENTS (Cost $8,642,826)		8,642,826

TOTAL INVESTMENTS (Cost $110,265,290) - 114.88%		$104,660,480
SECURITIES SOLD SHORT (Proceeds $68,159,701) - (69.67%)		(63,475,445)
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 54.79%		49,922,755
NET ASSETS - 100%		$91,107,790

Percentages are stated as a percent of net assets.

(a)Non-income producing security

(b)All or a portion of the security is segregated as collateral for securities sold short.

(c)Rate shown represents the 7-day effective yield at December 31, 2018, is subject to change and resets daily.

The following abbreviations are used in this portfolio: Ltd. - Limited

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201821

Shares	Fair Value

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold ShortDecember 31, 2018 (Unaudited)

COMMON STOCK - 69.67%
Basic Materials - 2.03%
Air Products & Chemicals, Inc.	2,837	$454,062
CF Industries Holdings, Inc.	10,825	470,996
International Flavors & Fragrances, Inc.	3,284	440,943
Newmont Mining Corp.	13,975	484,234
		1,850,235
Communications - 3.11%
CenturyLink, Inc.	25,124	380,629
Charter Communications, Inc. - Class A	1,421	404,942
Interpublic Group of Cos., Inc.	19,746	407,360
Motorola Solutions, Inc.	3,541	407,357
Netflix, Inc.	1,609	430,665
Symantec Corp.	20,963	396,096
Twitter, Inc.	14,042	403,567
		2,830,616
Consumer, Cyclical - 3.42%
Advance Auto Parts, Inc.	2,607	410,498
Chipotle Mexican Grill, Inc.	986	425,745
Fastenal Co.	7,992	417,902
Mattel, Inc.	34,425	343,906
Newell Brands, Inc.	19,647	365,238
PVH Corp.	4,271	396,989
Under Armour, Inc. - Class A	19,905	351,721
VF Corp.	5,713	407,565
		3,119,564
Consumer, Non-cyclical - 20.83%
ABIOMED, Inc.	1,407	457,331
Alexion Pharmaceuticals, Inc.	3,644	354,780
AmerisourceBergen Corp.	5,240	389,856
Anthem, Inc.	1,574	413,380
Archer-Daniels-Midland Co.	10,055	411,953
Automatic Data Processing, Inc.	3,195	418,928
Baxter International, Inc.	6,852	450,999
Boston Scientific Corp.	12,328	435,672
Brown-Forman Corp. - Class B	9,746	463,715
Cardinal Health, Inc.	8,411	375,131
Cigna Corp.	2,105	399,782

The accompanying notes are an integral part of these financial statements.

22www.cogniosfunds.com

	Shares	Fair Value
Consumer, Non-cyclical - (continued)

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)December 31, 2018 (Unaudited)

Cintas Corp.	2,515	$422,495
Coca-Cola Co.	9,304	440,544
Cooper Cos., Inc.	1,674	426,033
Coty, Inc. - Class A	56,916	373,369
Danaher Corp.	4,349	448,469
DENTSPLY SIRONA, Inc.	12,639	470,297
Ecolab, Inc.	2,937	432,767
Edwards Lifesciences Corp.	2,908	445,418
Eli Lilly & Co.	3,963	458,598
Global Payments, Inc.	4,254	438,715
Henry Schein, Inc.	5,153	404,614
Hologic, Inc.	10,510	431,961
Humana, Inc.	1,413	404,796
IDEXX Laboratories, Inc.	2,339	435,101
IHS Markit Ltd.	8,689	416,811
Illumina, Inc.	1,321	396,208
Incyte Corp.	6,973	443,413
Intuitive Surgical, Inc.	876	419,534
IQVIA Holdings, Inc.	3,727	432,966
JM Smucker Co.	4,517	422,294
Kraft Heinz Co.	9,177	394,978
Kroger Co.	16,043	441,183
Medtronic PLC	4,762	433,152
Merck & Co., Inc.	5,877	449,062
Mondelez International, Inc. - Class A	10,382	415,591
Perrigo Co. PLC	7,399	286,711
Pfizer, Inc.	10,144	442,786
Quanta Services, Inc.	13,631	410,293
ResMed, Inc.	4,154	473,016
Rollins, Inc.	10,959	395,620
Stryker Corp.	2,691	421,814
Thermo Fisher Scientific, Inc.	1,867	417,816
WellCare Health Plans, Inc.	1,844	435,350
Zimmer Biomet Holdings, Inc.	4,093	424,526
		18,977,828

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201823

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)December 31, 2018 (Unaudited)

Shares	Fair Value

Energy - 6.15%
Cabot Oil & Gas Corp.	18,753	$419,130
Chevron Corp.	3,911	425,478
Concho Resources, Inc.	3,570	366,960
ConocoPhillips	6,848	426,973
Exxon Mobil Corp.	5,760	392,774
Halliburton Co.	14,547	386,659
Kinder Morgan, Inc.	27,638	425,072
National Oilwell Varco, Inc.	14,524	373,267
Noble Energy, Inc.	18,942	355,352
Occidental Petroleum Corp.	6,603	405,292
ONEOK, Inc.	7,504	404,841
Pioneer Natural Resources Co.	3,123	410,737
Schlumberger Ltd.	10,375	374,330
Valero Energy Corp.	5,810	435,576
		5,602,441
Financials - 16.42%
Alexandria Real Estate Equities, Inc.	3,737	430,652
American Express Co.	4,226	402,822
American Tower Corp.	2,856	451,791
Aon PLC	2,826	410,787
Apartment Investment & Management Co.	10,006	439,063
AvalonBay Communities, Inc.	2,469	429,729
Boston Properties, Inc.	3,564	401,128
Crown Castle International Corp.	4,082	443,428
Digital Realty Trust, Inc.	4,064	433,019
Duke Realty Corp.	16,361	423,750
E*TRADE Financial Corp.	9,282	407,294
Equinix, Inc.	1,199	422,719
Equity Residential	6,550	432,366
Essex Property Trust, Inc.	1,783	437,209
Extra Space Storage, Inc.	4,812	435,390
Federal Realty Investment Trust	3,515	414,911
Hartford Financial Services Group, Inc.	10,710	476,060
HCP, Inc.	15,896	443,975
Iron Mountain, Inc.	13,690	443,693
Kimco Realty Corp.	28,476	417,173
M&T Bank Corp.	2,870	410,783

The accompanying notes are an integral part of these financial statements.

24www.cogniosfunds.com

	Shares	Fair Value
Financials - (continued)

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)December 31, 2018 (Unaudited)

Macerich Co.	9,341	$404,278
Mid-America Apartment Communities, Inc.	4,580	438,306
Northern Trust Corp.	4,847	405,161
Prologis, Inc.	6,871	403,465
Realty, Inc.ome Corp.	7,232	455,905
Regency Centers Corp.	7,340	430,711
SBA Communications Corp.	2,746	444,550
Simon Property Group, Inc.	2,496	419,303
SL Green Realty Corp.	4,908	388,125
UDR, Inc.	11,088	439,307
Ventas, Inc.	7,346	430,402
Vornado Realty Trust	6,544	405,924
Welltower, Inc.	6,391	443,599
Willis Towers Watson PLC	2,920	443,431
		14,960,209
Industrials - 4.21%
Deere & Co.	2,975	443,781
General Electric Co.	61,784	467,705
Kansas City Southern	4,621	441,074
Lockheed Martin Corp.	1,604	419,991
Martin Marietta Materials, Inc.	2,478	425,894
PerkinElmer, Inc.	5,282	414,901
Stericycle, Inc.	9,914	363,745
United Technologies Corp.	3,825	407,286
Vulcan Materials Co.	4,530	447,564
		3,831,941
Technology - 3.30%
Adobe, Inc.	1,858	420,354
Fidelity National Information Services, Inc.	4,314	442,401
MSCI, Inc.	2,937	433,002
Qorvo, Inc.	7,222	438,592
Red Hat, Inc.	2,639	463,514
Take-Two Interactive Software, Inc.	4,541	467,451
Xerox Corp.	17,345	342,737
		3,008,051

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201825

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)December 31, 2018 (Unaudited)

Shares	Fair Value

Utilities - 10.20%
Alliant Energy Corp.	10,114	$427,317
Ameren Corp.	6,644	433,388
American Water Works Co., Inc.	4,846	439,871
CenterPoint Energy, Inc.	16,493	465,597
Consolidated Edison, Inc.	5,714	436,892
Dominion Energy, Inc.	6,172	441,051
Duke Energy Corp.	5,202	448,933
Edison International	8,096	459,610
Entergy Corp.	5,276	454,105
Evergy, Inc.	7,751	440,024
Eversource Energy	6,750	439,020
FirstEnergy Corp.	12,074	453,379
NextEra Energy, Inc.	2,559	444,805
NiSource, Inc.	17,144	434,600
NRG Energy, Inc.	11,713	463,835
Pinnacle West Capital Corp.	5,166	440,143
Public Service Enterprise Group, Inc.	8,354	434,826
Sempra Energy	3,972	429,731
Southern Co.	9,846	432,436
WEC Energy Group, Inc.	6,367	440,978
Xcel Energy, Inc.	8,809	434,019
		9,294,560

TOTAL COMMON STOCK (Proceeds $68,159,701)		63,475,445

TOTAL SECURITIES SOLD SHORT (Proceeds $68,159,701)		$63,475,445

Percentages are stated as a percent of net assets.

(a)Non-income producing security

The following abbreviations are used in this portfolio: Ltd. - Limited PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

26www.cogniosfunds.com

Cognios Funds

Statements of Assets and LiabilitiesDecember 31, 2018 (Unaudited)

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund	Cognios Market Neutral Large Cap Fund
Assets:
Total Investments, at cost	$22,902,842	$33,732,584	$110,265,290
Investments, at value	$22,087,912	$33,767,435	$104,660,480
Cash and cash equivalents	3,337,648	1,135,702	—
Segregated cash with broker	—	—	344,700
Deposits at broker for securities sold short	—	—	49,047,605
Due from adviser	3,148	—	—
Receivables:
Interest	22,205	421	290,713
Dividends	36,532	7,608	517,660
Fund shares sold	—	—	389,176
Prepaid expenses	5,399	18,509	9,221
Total assets	25,492,844	34,929,675	155,259,555

Liabilities:
Securities sold short, at proceeds	—	—	68,159,701
Securities sold short, at value			63,475,445
Payables:
Dividends on securities sold short	—	—	459,262
Due to broker	9,189,626	—	—
Fund shares redeemed	64,893	67,763	121,506
Due to adviser	—	14,068	65,887
Accrued distribution (12b-1) fees	74	1,858	4,314
Due to administrator	18,474	9,908	18,538
Accrued expenses	5,940	6,240	6,813
Total liabilities	9,279,007	99,837	64,151,765
Net Assets	$16,213,837	$34,829,838	$91,107,790

Sources of Net Assets:
Paid-in capital	$16,778,383	$36,088,754	$95,391,579
Total distributable earnings	(564,546)	(1,258,917)	(4,283,789)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$16,213,837	$34,829,837	$91,107,790

Investor Class Shares:
Net assets	$210,645	$8,500,548	$19,768,927
Shares Outstanding (Unlimited shares of beneficial interest authorized)	26,973	757,497	1,913,891
Net Asset Value, Offering and Redemption Price Per Share	$7.81	$11.22	$10.33

Institutional Class Shares:
Net assets	$16,003,192	$26,329,289	$71,338,863
Shares Outstanding (Unlimited shares of beneficial interest authorized)	2,042,689	2,340,372	6,800,670
Net Asset Value, Offering and Redemption Price Per Share	$7.83	$11.25	$10.49

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201827

Cognios Funds

Statements of OperationsDecember 31, 2018 (Unaudited)

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund	Cognios Market Neutral Large Cap Fund
	For the Six Month Period Ended December 31, 2018	For the Six Month Period Ended December 31, 2018	For the Six Month Period Ended December 31, 2018
	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends	$378,133	$185,258	$976,863
Interest	23,510	4,560	415,679
Total investment income	401,643	189,818	1,392,542

Expenses:
Advisory fees (Note 5)	67,322	138,517	523,033
Distribution (12b-1) fees - Investor Class	149	12,045	25,397
Accounting and transfer agent fees and expenses	44,083	59,258	85,883
Dividend expense on securities sold short	—	—	856,750
Interest expense	54,626	—	—
Legal fees	11,500	8,368	16,696
Compliance officer fees	9,075	9,075	9,075
Audit fees	6,924	6,702	7,814
Trustee fees and expenses	9,075	9,075	9,075
Pricing fees	7,488	2,570	14,931
Registration and filing fees	656	1,632	17,059
Custodian fees	4,537	4,537	7,743
Miscellaneous	6,086	6,193	19,017
Insurance	1,237	196	986
Reports to shareholders	460	460	460
Total expenses	223,218	258,628	1,593,919
Less: fees waived and expenses reimbursed by Adviser	(80,344)	(53,491)	(163,602)
Less: fees waived by administrator	—	(15,000)	(7,500)
Net expenses	142,874	190,137	1,422,817

Net investment income (loss)	258,769	(319)	(30,275)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	906,784	445,821	2,397,203
In-kind redemptions	278,043	—	—
Securities sold short	—	—	(326,169)
Net realized gain on investments and securities sold short	1,184,827	445,821	2,071,034

Net change in unrealized appreciation (depreciation) on:
Investments	(2,509,350)	(3,520,627)	(9,059,286)
Securities sold short	—	—	6,405,573
Net change in unrealized depreciation on:	(2,509,350)	(3,520,627)	(2,653,713)

Net realized and unrealized loss on investments and securities sold short	(1,324,523)	(3,074,806)	(582,679)

Net decrease in net assets resulting from operations	$(1,065,754)	$(3,075,125)	$(612,954)

The accompanying notes are an integral part of these financial statements.

28www.cogniosfunds.com

Cognios Funds

Statement of Cash FlowsFor the Six Month Period Ended December 31, 2018

Cognios Market Neutral Large Cap Fund
Increase (decrease) in cash:
Cash flows from operating activities:
Net increase in net assets from operations	$(612,954)
Adjustments to reconcile net decrease in net assets from operations to net cash provided from operating activities:
Purchase of investment securities	(93,664,071)
Proceeds from disposition of investment securities	66,375,273
Purchases of short-term investment securities, net	(6,374,714)
Decrease in segregated cash with brokers	(155,949)
Decrease in deposits with brokers for securities sold short	(18,239,680)
Decrease in interest receivable	(284,845)
Decrease in dividends receivable	(417,081)
Decrease in prepaid expenses	11,152
Proceeds from securities sold short	56,913,551
Payments to cover securities sold short	(32,108,761)
Decrease in payable for dividends on securities sold short	393,203
Increase in accrued expenses	13,382
Net unrealized depreciation on investment securities and securities sold short	2,653,713
Net realized loss on investment securities	(2,071,034)
Net cash provided from operating activities	(27,568,815)

Cash flows from financing activities:
Proceeds from Fund shares sold	37,786,491
Payment on Fund shares redeemed	(10,217,676)
Net cash used in financing activities	27,568,815

Net increase in cash	$—

Cash:
Beginning of year	$—
End of year	—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of an increase in receivable for fund shares sold of $139,336 and an increase in payable for Fund shares redeemed of $121,482.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201829

Cognios Funds

Statements of Changes in Net AssetsDecember 31, 2018 (Unaudited)

	Cognios Large Cap Value Fund
	For the Six Month Period Ended December 31, 2018	For the Period Ended June 30, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$258,769	$339,398
Net realized gain on investments	1,184,827	3,694,608
Net change in unrealized depreciation on investments	(2,509,350)	(56,729)
Net increase (decrease) in net assets resulting from operations	(1,065,754)	3,977,277

Distributions to shareholders from:
Total distributable earnings - Investor Class	(70,793)	(2,874	)(a)
Total distributable earnings - Institutional Class	(3,532,652)	(4,041,258	)(b)
Total distributions	(3,603,445)	(4,044,132)

Capital share transactions (Note 3):
Decrease in net assets from capital share transactions	(4,155,870)	(15,420,158)

Decrease in net assets	(8,825,069)	(15,487,013)

Net Assets:
Beginning of period (Note 1)	25,038,906	40,525,919

End of period	$16,213,837	$25,038,906	(c)

(a)Includes net investment income distributions of $256 and net realized capital gains distributions of $2,618.

(b)Includes net investment income distributions of $393,869 and net realized capital gains distributions of $3,647,389.

(c)Includes undistributed net investment income of $153,291.

The accompanying notes are an integral part of these financial statements.

30www.cogniosfunds.com

Cognios Funds

Statements of Changes in Net AssetsDecember 31, 2018 (Unaudited)

	Cognios Large Cap Growth Fund
	For the Six Month Period Ended December 31, 2018	For the Period Ended June 30, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(319)	$49,257
Net realized gain on investments	445,821	311,366
Net change in unrealized appreciation (depreciation) on investments	(3,520,627)	3,382,689
Net increase (decrease) in net assets resulting from operations	(3,075,125)	3,743,312

Distributions to shareholders from:
Total distributable earnings - Investor Class	(476,672)	(9,839	)(a)
Total distributable earnings - Institutional Class	(1,514,121)	(483,871	)(b)
Total distributions	(1,990,793)	(493,710)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	3,432,621	28,255,598

Increase (decrease) in net assets	(1,633,297)	31,505,200

Net Assets:
Beginning of period (Note 1)	36,463,134	4,957,934

End of period	$34,829,837	$36,463,134	(c)

(a)Includes net investment income distributions of $339 and net realized capital gains distributions of $9,500.

(b)Includes net investment income distributions of $20,271 and net realized capital gains distributions of $463,600.

(c)Includes undistributed net investment income of $40,287.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201831

Cognios Funds

Statements of Changes in Net AssetsDecember 31, 2018 (Unaudited)

	Cognios Market Neutral Large Cap Fund
	For the Six Month Period Ended December 31, 2018	For the Period Ended June 30, 2018(a)	For the Year Ended September 30, 2017
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(30,275)	$(373,444)	$(1,400,289)
Net realized gain (loss) on investments and securities sold short	2,071,034	4,744,946	(8,340,418)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(2,653,713)	1,972,680	3,394,982
Net increase (decrease) in net assets resulting from operations	(612,954)	6,344,182	(6,345,725)

Distributions to shareholders from:
Total distributable earnings - Investor Class	—	—	(651,783	)(b)
Total distributable earnings - Institutional Class	—	—	(1,426,049	)(c)
Total distributions	—	—	(2,077,832)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	27,586,669	(4,063,331)	(87,001,769)

Increase (decrease) in net assets	26,973,715	2,280,851	(95,425,326)

Net Assets:
Beginning of period (Note 1)	64,134,075	61,853,224	157,278,550

End of period	$91,107,790	$64,134,075 (d)	$61,853,224	(d)

(a)Represents the period from October 1, 2017 through June 30, 2018.

(b)Represents net realized capital gains distributions.

(c)Represents net realized capital gains distributions.

(d)Includes accumulated net investment losses of $81,501 for the period ended June 30, 2018 and $675,014 for the year ended September 30, 2017.

The accompanying notes are an integral part of these financial statements.

32www.cogniosfunds.com

Cognios Funds

Financial HighlightsDecember 31, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

	Cognios Large Cap Value Fund
	Investor Class
	For the Six Month Period Ended December 31, 2018	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.23	$10.79	$10.00

Investment Operations:
Net investment income (loss)	(0.03)	0.12	0.04
Net realized and unrealized gain (loss) on investments	(0.57)	1.29	0.75
Total from investment operations	(0.60)	1.41	0.79

Distributions:
From net investment income	(0.19)	(0.18)	0.00	(b)
From net realized capital gains	(1.63)	(1.79)	—
Total distributions	(1.82)	(1.97)	0.00

Net Asset Value, End of Year/Period	$7.81	$10.23	$10.79

Total Return(c)	(6.60)% (d)	13.58%	7.92%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$211	$25	$11

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	2.40% (e)	1.62%	1.52%	(e)
After fees waived and expenses reimbursed	1.63% (e)	1.10%	1.10%	(e)

Ratio of net investment income:
After fees waived and expenses reimbursed	2.25% (e)	0.85%	0.79%	(e)

Portfolio turnover rate	56% (d)	84%	24%	(d)

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

(b)Net investment income distributed by the Investor Class was less than $0.005 per share during the period ended June 30, 2017.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(d)Not annualized.

(e)Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201833

Cognios Funds

Financial Highlights (continued)December 31, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

	Cognios Large Cap Value Fund
	Institutional Class
	For the Six Month Period Ended December 31, 2018		For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.25		$10.80	$10.00

Investment Operations:
Net investment income	0.15		0.20	0.06
Net realized and unrealized gain (loss) on investments	(0.75)		1.23	0.75
Total from investment operations	(0.60)		1.43	0.81

Distributions:
From net investment income	(0.19)		(0.19)	(0.01)
From net realized capital gains	(1.63)		(1.79)	—
Total distributions	(1.82)		(1.98)	(0.01)

Net Asset Value, End of Year/Period	$7.83		$10.25	$10.80

Total Return(b)	(6.54)%	(c)	13.87%	8.09%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$16,003		$25,014	$40,514

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	2.15%	(d)	1.37%	1.27%	(d)
After fees waived and expenses reimbursed	1.38%	(d)	0.85%	0.85%	(d)

Ratio of net investment income:
After fees waived and expenses reimbursed	2.50%	(d)	1.10%	1.04%	(d)

Portfolio turnover rate	56%	(c)	84%	24%	(c)

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

34www.cogniosfunds.com

Cognios Funds

Financial Highlights (continued)December 31, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

	Cognios Large Cap Growth Fund
	Investor Class
	For the Six Month Period Ended December 31, 2018		For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$12.98		$11.19	$10.00

Investment Operations:
Net investment income (loss)	(0.01)		0.03	0.02
Net realized and unrealized gain (loss) on investments	(1.09)		2.83	1.18
Total from investment operations	(1.10)		2.86	1.20

Distributions:
From net investment income	—		(0.04)	(0.01)
From net realized capital gains	(0.66)		(1.03)	—
Total distributions	(0.66)		(1.07)	(0.01)

Net Asset Value, End of Year/Period	$11.22		$12.98	$11.19

Total Return(b)	(8.52)%	(c)	26.50%	11.98%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$8,501		$9,462	$10

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.42%	(d)	1.76%	3.42%	(d)
After fees waived and expenses reimbursed	1.15%	(d)	1.15%	1.15%	(d)

Ratio of net investment income (loss):
After fees waived and expenses reimbursed	(0.19)%	(d)	0.04%	0.30%	(d)

Portfolio turnover rate	107%	(c)	221%	286%	(c)

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201835

Cognios Funds

Financial Highlights (continued)December 31, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

	Cognios Large Cap Growth Fund
	Institutional Class
	For the Six Month Period Ended December 31, 2018		For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$13.02		$11.20	$10.00

Investment Operations:
Net investment income	—	(e)	0.04	0.04
Net realized and unrealized gain (loss) on investments	(1.09)		2.86	1.17
Total from investment operations	(1.09)		2.90	1.21

Distributions:
From net investment income	(0.02)		(0.05)	(0.01)
From net realized capital gains	(0.66)		(1.03)	—
Total distributions	(0.68)		(1.08)	(0.01)

Net Asset Value, End of Year/Period	$11.25		$13.02	$11.20

Total Return(b)	(8.43)%		26.84%	12.14%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$26,329		$27,001	$4,948

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.17%	(d)	1.51%	3.17%	(d)
After fees waived and expenses reimbursed	0.90%	(d)	0.90%	0.90%	(d)

Ratio of net investment income:
After fees waived and expenses reimbursed	0.06%	(d)	0.29%	0.55%	(d)

Portfolio turnover rate	107%	(c)	221%	286%	(c)

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

(e)Net investment income per share was less than $0.005.

The accompanying notes are an integral part of these financial statements.

36www.cogniosfunds.com

Cognios Funds

Financial Highlights (continued)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/periods indicated.

Cognios Market Neutral Large Cap Fund
Investor Class
	For the Six Month Period Ended December 31, 2018		For the Period Ended June 30, 2018(b)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.31		$9.32

Investment Operations:
Net investment loss(c)	(0.03)		(0.08)
Net realized and unrealized gain (loss) on investments	0.05		1.07
Total from investment operations	0.02		0.99

Distributions:
From net investment income	—		—
From net realized capital gains	—		—
Total distributions	—		—

Net Asset Value, End of Year/Period	$10.33		$10.31

Total Return(d)	0.19%	(e)	10.62%	(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$19,769		$19,771

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	4.45%	(f)	4.09%	(f)
Expenses after fees waived and expenses reimbursed	3.99%	(f)	3.66%	(f)(i)
Net investment loss after fees waived and expenses reimbursed	(0.26)%	(f)	(0.98)%	(f)

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.16%	(f)	2.30%	(f)
Expenses after fees waived and expenses reimbursed	1.70%	(f)	1.87%	(f)(i)
Net investment income (loss) after fees waived and expenses reimbursed	2.03%	(f)	0.81%	(f)

Portfolio turnover rate	77%	(e)	104%	(e)

(a)The Cognios Market Neutral Large Cap Fund commenced operations on January 2, 2013.

(b)Represents the period from October 1, 2017 through June 30, 2018.

(c)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(d)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(e)Not annualized.

(f)Annualized.

(g)Contractual expense limitation changed from 2.25% to 1.95% effective April 1, 2015.

(h)During the year ended September 30, 2015, 0.31% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.

(i)Contractual expense limitation changed from 1.95% to 1.70% effective May 5, 2018.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201837

Cognios Market Neutral Large Cap Fund
Investor Class
For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014

$9.93	$9.68	$10.77		$9.93

(0.13)	(0.15)	(0.20)		(0.17)
(0.33)	0.45	0.60		1.35
(0.46)	0.30	0.40		1.18

—	—	—		—
(0.15)	(0.05)	(1.49)		(0.34)
(0.15)	(0.05)	(1.49)		(0.34)

$9.32	$9.93	$9.68		$10.77

(4.65)%	3.15%	4.47%	(h)	12.12%

$22,997	$43,779	$6,253		$5,699

3.87%	4.07%	6.06%		6.16%
3.72%	3.80%	4.12%	(g)	4.26%
(1.42)%	(1.53)%	(2.06)%		(1.71)%

2.10%	2.22%	4.04%		4.15%
1.95%	1.95%	2.10%	(g)	2.25%
0.35%	0.32%	(0.04)%		0.30%

277%	250%	291%		461%

December 31, 2018

The accompanying notes are an integral part of these financial statements.

38www.cogniosfunds.com

Cognios Funds

Financial Highlights (continued)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/periods indicated.

Cognios Market Neutral Large Cap Fund
Institutional Class
	For the Six Month Period Ended December 31, 2018		For the Period Ended June 30, 2018(b)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.46		$9.44

Investment Operations:
Net investment income(c)	—	(j)	(0.05)
Net realized and unrealized gain on investments	0.03		1.07
Total from investment operations	0.03		1.02

Distributions:
From net investment income	—		—
From net realized capital gains	—		—
Total distributions	—		—

Net Asset Value, End of Year/Period	$10.49		$10.46

Total Return(d)	0.29%	(e)	10.81%	(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$71,339		$44,363

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	4.20%	(f)	3.84%	(f)
Expenses after fees waived and expenses reimbursed	3.74%	(f)	3.41%	(f)(i)
Net investment loss after fees waived and expenses reimbursed	(0.01)%	(f)	(0.73)%	(f)

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	1.91%	(f)	2.05%	(f)
Expenses after fees waived and expenses reimbursed	1.45%	(f)	1.62%	(f)(i)
Net investment income after fees waived and expenses reimbursed	2.28%	(f)	1.06%	(f)

Portfolio turnover rate	77%	(e)	104%	(e)

(a)The Cognios Market Neutral Large Cap Fund commenced operations on January 2, 2013.

(b)Represents the period from October 1, 2017 through June 30, 2018.

(c)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(d)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(e)Not annualized.

(f)Annualized.

(g)Contractual expense limitation changed from 2.00% to 1.70% effective April 1, 2015.

(h)During the year ended September 30, 2015, 0.33% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.

(i)Contractual expense limitation changed from 1.70% to 1.45% effective May 5, 2018.

(j)Net investment income per share was less than $0.005.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201839

Cognios Market Neutral Large Cap Fund
Institutional Class
For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014

$10.02	$9.76	$10.82		$9.95

(0.11)	(0.13)	(0.18)		(0.14)
(0.32)	0.44	0.61		1.35
(0.43)	0.31	0.43		1.21

—	—	—		—
(0.15)	(0.05)	(1.49)		(0.34)
(0.15)	(0.05)	(1.49)		(0.34)

$9.44	$10.02	$9.76		$10.82

(4.31)%	3.23%	4.77%	(h)	12.41%

$38,856	$113,499	$10,402		$8,907

3.62%	3.83%	5.81%		5.45%
3.47%	3.55%	3.86%	(g)	4.01%
(1.14)%	(1.30)%	(1.80)%		(1.37)%

1.85%	1.98%	3.79%		3.43%
1.70%	1.70%	1.84%	(g)	2.00%
0.63%	0.55%	0.21%		0.65%

277%	250%	291%		461%

December 31, 2018

40www.cogniosfunds.com

Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cognios Large Cap Value Fund (the “Value Fund”), the Cognios Large Cap Growth Fund (the “Growth Fund”) and Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”), (collectively, the “Funds”) are each a series of M3Sixty Funds Trust (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

The Value Fund’s and the Growth Fund’s investment objectives are long-term growth of capital. The investment objective of the Market Neutral Fund is long-term growth of capital independent of stock market direction. The Value Fund and the Growth Fund are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies. The Market Neutral Fund is a diversified Fund. The Funds’ investment adviser is Cognios Capital, LLC (the “Adviser”).

The Funds each have two classes of shares, Investor Class Shares and Institutional Class Shares. The Value and the Growth Fund’s Investor Class Shares and Institutional Class Shares commenced operations on October 3, 2016. The Market Neutral Fund’s Investor Class Shares and Institutional Class Shares commenced operations on January 2, 2013.

Income and realized/unrealized gains or losses are allocated to each class of each Fund on the basis of the net asset value of each class in relation to the net asset value of its Fund.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 applicable to investment companies.

a)Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of certain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed each Fund’s tax positions taken on all open tax years (tax year ended June 30, 2017 and June 30, 2018 for the Value Fund and Growth Fund and for the years ended September 30, 2015, September 30, 2016, September 30, 2017 and the period ended June 30, 2018 for the Market Neutral Fund) and expected to be taken as of and during the six month period ended December 31, 2018, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six month period ended December 31, 2018, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

Semi-Annual Report | December 31, 201841

Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

c)Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

d)Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the six month period ended December 31, 2018.

e)Short Sales – The Market Neutral Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Market Neutral Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Market Neutral Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Market Neutral Fund replaces the borrowed security, the Market Neutral Fund will incur a loss; conversely, if the price declines, the Market Neutral Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Market Neutral Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short until the Market Neutral Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Market Neutral Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Market Neutral Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Market Neutral Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Market Neutral Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

g)Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across the Funds, or to the individual Funds based on each Fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

h)Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2. INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Semi-Annual Report | December 31, 201843

Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2018:

Categories(a)	Level 1	Level 2	Level 3	Total
Value Fund: Assets:
Common Stock(b)	$22,087,912	—	—	$22,087,912
Total Investments in Securities	$22,087,912	—	—	$22,087,912
Growth Fund: Assets:
Common Stock(b)	$33,767,435	—	—	$33,767,435
Total Investments in Securities	$33,767,435	—	—	$33,767,435
Market Neutral Fund: Assets:
Common Stock(b)	$96,017,654	—	—	$96,017,654
Short-Term Investments	8,642,826	—	—	8,642,826
Total Investments in Securities	$104,660,480	—	—	$104,660,480
Liabilities:
Common Stock(b)	$63,475,445	—	—	$63,475,445
Total Securities Sold Short(b)	$63,475,445	—	—	$63,475,445

(a)As of and during the six month period ended December 31, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments and Schedule of Securities Sold Short.

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the six month period ended December 31, 2018.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock during the six month period ended December 31, 2018 for Funds were as follows:

Value Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	52,984	(37,165)		8,729	24,548
Value	$553,690	$(325,790)		$70,792	$298,692
Institutional Class Shares
Shares	294,631	(1,127,623	)(a)	434,521	(398,471)
Value	$3,131,184	$(11,118,399	)(a)	$3,532,653	$(4,454,562)

Growth Fund:	Sold	Redeemed	Reinvested	Net Increase
Investor Class Shares
Shares	22,208	(35,735)	41,968	28,441
Value	$288,623	$(466,769)	$476,650	$298,504
Institutional Class Shares
Shares	396,143	(262,895)	132,934	266,182
Value	$5,316,794	$(3,696,786)	$1,514,109	$3,134,117

Market Neutral Fund:	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	393,295	(397,135)	—	(3,840)
Value	$4,184,022	$(4,186,210)	$—	$(2,188)
Institutional Class Shares
Shares	3,130,214	(571,907)	—	2,558,307
Value	$33,741,805	$(6,152,948)	$—	$27,588,857

(a)Includes an in-kind redemption of 473,043 shares and $5,023,716 paid on August 7, 2018, which represented 19.43% of the Value Fund’s net assets. A pro-rata portion of the Value Fund’s portfolio investments were transferred as payment of the in-kind redemption per procedures adopted by the Trust’s Board of Trustees.

Semi-Annual Report | December 31, 201845

Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

Transactions in shares of capital stock during the year ended June 30, 2018 for the Value Fund and the Growth Fund, and during the nine-month period ended June 30, 2018 for the Market Neutral Fund were as follows:

Value Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	1,270	(184)		279	1,365
Value	$13,350	$(2,028)		$2,775	$14,097
Institutional Class Shares
Shares	30,211	(1,748,424	)(a)	406,565	(1,311,648)
Value	$334,137	$(19,809,651	)(a)	$4,041,259	$(15,434,255)

Growth Fund:	Sold	Redeemed	Reinvested	Net Increase
Investor Class Shares
Shares	786,139	(58,604)	657	728,192
Value	$9,591,017	$(731,930)	$7,747	$8,866,834
Institutional Class Shares
Shares	1,603,413	(11,755)	40,760	1,632,418
Value	$19,049,787	$(142,392)	$481,369	$19,388,764

Market Neutral Fund:	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	331,568	(881,260)	—	(549,692)
Value	$3,262,766	$(8,737,347)	$—	$(5,474,581)
Institutional Class Shares
Shares	849,123	(724,243)	—	124,880
Value	$8,615,555	$(7,204,305)	$—	$1,411,250

(a)Represents an in-kind redemption paid on November 13, 2017, which represented 46.21% of the Value Fund’s net assets. A pro-rata portion of the Value Fund’s portfolio investments were transferred as payment of the in-kind redemption per procedures adopted by the Trust’s Board of Trustees.

46www.cogniosfunds.com

Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales (Long-Term)	Sales (In-kind)
Value Fund	$13,787,771	$9,600,368	$5,023,716
Growth Fund	41,736,840	40,306,160	—
Market Neutral Fund	93,664,071	66,375,273	—

There were no government securities purchased or sold during the period.

5. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of each Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued*
Value Fund	0.65%	$67,322
Growth Fund	0.70%	138,517
Market Neutral Fund	1.40%	523,033

*Figures are for the six month period ended December 31, 2018.

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of each of the Funds through October 31, 2020:

Fund	Expense Limitation	Management Fees Waived**	Expenses Reimbursed**
Value Fund	0.85%	$67,322	$13,022
Growth Fund	0.90%	53,491	—
Market Neutral Fund**	1.45%	163,602	—

**Figures are for the six month period ended December 31, 2018.

Semi-Annual Report | December 31, 201847

Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

Subject to approval by the Funds’ Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the date of such waiver provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

At December 31, 2018, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below are as follows:

Fund	June 30, 2020	June 30, 2021	June 30, 2022	Totals
Value Fund	$97,135	$158,243	$80,344	$335,722
Growth Fund	61,862	99,798	53,491	215,151
Market Neutral Fund	—	62,226	163,602	225,828

The Funds have entered into an Investment Company Services Agreement (“Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio investments; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records; and, (k) Chief Compliance Officer services.

For the six month period ended December 31, 2018, the Funds accrued fees pursuant to the Services Agreement as follows:

Fund	Services Agreement Fees Accrued
Value Fund	$53,158
Growth Fund	68,333
Market Neutral Fund	94,958

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Funds. During the six month period ended December 31, 2018, M3Sixty waived fees as follows:

Fund	Services Agreement Fees Waived
Value Fund	$—
Growth Fund	15,000
Market Neutral Fund	7,500

Certain officers and an Interested Trustee of the Trust are also employees or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

48www.cogniosfunds.com

Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

The Funds have adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. Under the Plan, the Funds may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Funds’ shares, or for other expenses associated with distributing the Funds’ shares. The Funds may expend up to 0.25% for Investor Class shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the six month period ended December 31, 2018, the Funds accrued 12b-1 expenses attributable to Investor Class shares as follows:

Fund	12b-1 Fees Accrued
Value Fund	$149
Growth Fund	12,045
Market Neutral Fund	25,397

6. TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments and securities sold short at December 31, 2018 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Value Fund	$22,977,863	$1,203,895	$(2,093,846)	$(889,951)
Growth Fund	33,754,967	1,991,275	(1,978,807)	12,468
Market Neutral Fund	43,127,060	10,367,438	(12,309,463)	(1,942,025)

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales, tax classifications of certain investments and the tax treatment of the cost of securities received as in-kind subscriptions and distributed as in-kind redemptions.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2018, the Funds most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Fund	Deferred Post-October and Late Year Loss	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
Value Fund	$—	$—	$636,477	$1,677,314	$1,790,862	$4,104,653
Growth Fund	—	—	237,791	27,518	3,541,692	3,807,001
Market Neutral Fund	(81,501)	(4,210,126)	—	—	620,792	(3,670,835)

Semi-Annual Report | December 31, 201849

Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

As of June 30, 2018, the Value Fund and the Growth Fund had no capital loss carryforwards for federal income tax purposes. The Market Neutral Fund had $4,210,126 of non-expiring short-term capital loss carryforwards for federal income tax purposes available to offset future capital gains.

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed realized gains and paid-in capital on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of differing book/tax treatment of capital gains from sales of investments received from in-kind subscriptions, net operating loss, REIT adjustments and dividends on securities sold short. As of June 30, 2018, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

Fund	Undistributed Net Investment Income	Undistributed Net Realized Gain	Paid-in Capital
Value Fund	$—	$(1,055,435)	$1,055,435
Growth Fund	(582)	582	—
Market Neutral Fund	966,957	(23,223)	(943,734)

The tax character of distributions paid by the Funds during the six month period ended December 31, 2018, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$2,689,541	$913,904
Growth Fund	99,818	1,890,975
Market Neutral Fund	—	—

The tax character of distributions paid by the Value Fund and the Growth Fund during the year ended June 30, 2018, and for the Market Neutral Fund during the nine-month period ended June 30, 2018, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$3,538,592	$505,540
Growth Fund	3,241	490,469
Market Neutral Fund	—	—

7. NON-DIVERSIFIED FUNDS

The Value Fund and the Growth Fund are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2018 (Unaudited)

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of a fund’s voting interest creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2018, the Value Fund, Growth Fund and Market Neutral Fund had omnibus shareholder accounts which amounted to more than 25% of the total shares outstanding of each respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Funds.

9. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018- 13 will have on the Funds’ financial statements and related disclosures.

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Semi-Annual Report | December 31, 201851

Cognios Funds

Additional InformationDecember 31, 2018 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. SHAREHOLDER TAX INFORMATION

The tax character of distributions paid by the Value Fund and the Growth Fund during the six month period ended December 31, 2018, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$2,689,541	$913,904
Growth Fund	99,818	1,890,975

There were no distributions paid by the Market Neutral Fund during the six month period ended December 31, 2018.

Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

Shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

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Cognios Funds

Trustees and OfficersDecember 31, 2018 (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling 888-553-4233.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 per Fund each year plus $200 per Fund per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$1,150	None	None	$3,450
Steve Poppen	1,150	None	None	3,450
Tobias Caldwell	1,150	None	None	3,450
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers three (3) series of shares.

2Figures are for the six month period ended December 31, 2018.

Semi-Annual Report | December 31, 201853

Cognios Funds

Board Approval of Renewal of InvestmentDecember 31, 2018 (Unaudited)

Advisory Agreement for the Cognios Large Cap Value Fund
and Cognios Large Cap Growth Fund

At a meeting held on July 11, 2018, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement between the Trust and Cognios Capital, LLC (the “Adviser”) in regard to the Cognios Large Cap Value Fund (the “Value Fund”) and the Cognios Large Cap Growth Fund (the “Growth Fund,” together with the Value Fund, the “Cognios Funds”) (the “Advisory Agreement”).

Counsel reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement with respect to the Value Fund and the Growth Fund. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Value Fund and the Growth Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Value Fund and the Growth Fund; (iv) the extent to which economies of scale would be realized if the Value Fund and the Growth Fund grow and whether advisory fee levels reflect those economies of scale for the benefit of the Value Fund’s and the Growth Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Value Fund and the Growth Fund and their shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Value Fund and the Growth Fund from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Value Fund’s and the Growth Fund’s management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Value Fund and the Growth Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust with respect to the Value Fund and the Growth Fund and the Form ADV of the Adviser; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Value Fund and the Growth Fund, information on investment advice, performance, summaries of Value Fund’s and the Growth Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Value Fund and the Growth Fund; (iii) the anticipated effect of size on the Value Fund’s and the Growth Fund’s

54www.cogniosfunds.com

performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Value Fund and the Growth Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

(1)The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement with respect to each of the Value Fund and the Growth Fund. The Board reviewed the services to be provided by the Adviser to the Value Fund and the Growth Fund including, without limitation: the Adviser’s processes for formulating investment recommendations and assuring compliance with the Value Fund’s and the Growth Fund’s investment objectives and limitations; its coordination of services for the Value Fund and the Growth Fund among the Value Fund’s and the Growth Fund’s service providers; and the anticipated efforts to promote the Value Fund and the Growth Fund, grow assets and assist in the distribution of Value Fund’s and the Growth Fund’s shares. The Board considered: the Adviser’s staffing, personnel and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies and procedures. After reviewing the foregoing and further information provided by the Adviser, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Value Fund and the Growth Fund.

(2)Investment Performance of the Value Fund and the Growth Fund and the Adviser.

In considering the investment performance of the Value Fund and the Growth Fund and the Adviser, the Trustees compared the short- and long-term performance of the Value Fund and the Growth Fund with the performance of its respective benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices (e.g., Morningstar category means and medians). The Trustees also considered the consistency of the Adviser’s management of the Value Fund and the Growth Fund with its respective investment objective and policies. The Trustees further took into consideration that it was the Adviser’s belief that the Large Blend category in which Morningstar had categorized the Value Fund was not the correct category but rather the Value Fund should be categorized in Morningstar’s Large Value category. With regard to the Value Fund, the Board noted that the Value Fund had outperformed its Large Blend category median for the year-to-date period ended March 31, 2018 and underperformed its Large Blend category median for the 1-year period ended March 31, 2018. Also, with regard to the Value Fund, the Board noted that the Value Fund had outperformed the Large Value category mean and median for the year-to-date and 1-year periods ended March 31, 2018. The Board also considered recent performance for shorter periods of time. The Board further considered the performance of the Value Fund relative to its benchmark (the S&P 500 Total Return Index) and noted that the Value Fund had underperformed for the 1-month, year-to-date and 1-year periods ended May 31, 2018. With regard to the Growth Fund, the Board noted that the Growth Fund had outperformed its category mean and median for the year-to-date and 1-year periods ended March 31, 2018. The Board also considered recent performance for shorter periods of time. The Board also considered the performance of the Growth Fund relative to its standard benchmark (the Russell 1000 Total Return Index) and noted that the Growth Fund had significantly outperformed

Cognios Funds

Board Approval of Renewal of InvestmentDecember 31, 2018 (Unaudited)

Advisory Agreement for the Cognios Large Cap Value Fund
and Cognios Large Cap Growth Fund

Semi-Annual Report | December 31, 201855

for the 1-month, year-to-date and 1-year periods ended May 31, 2018. Based on the foregoing, the Board concluded that the investment performance information presented for Value Fund and the Growth Fund was acceptable at this time although it noted that it was important for it to continue to closely monitor the performance.

(3)The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Value Fund and the Growth Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Value Fund and the Growth Fund, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the Adviser by the Adviser and its principals; the expected asset levels of the Value Fund and the Growth Fund; and the projected overall expenses of the Value Fund and the Growth Fund. The Trustees considered financial statements of the Adviser and discussed the financial stability and productivity of the firm. The Trustees considered the fees and expenses of the Value Fund (including the management fee) relative to its category. The Trustees noted that the management fee for the Value Fund was above its Large Blend category median, but well within the range for the category that was considered. The Trustees also noted that the management fee for the Value Fund was slightly above the Large Value category mean and median, but well within the range for the category that was considered. The Trustees next considered the fees and expenses of the Growth Fund (including the management fee) relative to its category. The Trustees noted that the management fee for the Growth Fund was slightly above the category median, but well within the range for the category that was considered. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Value Fund and the Growth Fund were fair and reasonable.

(4)The extent to which economies of scale would be realized as the Value Fund and the Growth Fund grow and whether advisory fee levels reflect these economies of scale for the benefit of the Value Fund’s and the Growth Fund’s investors.

In this regard, the Board considered the Value Fund’s and the Growth Fund’s fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Value Fund and the Growth Fund would benefit from the expense limitation arrangement for such Funds. The Trustees noted that while a breakpoint schedule in an advisory agreement could be beneficial, such a feature to the fee schedule only had benefits if the particular fund’s assets were sufficient to realize the effect of the breakpoint. The Trustees noted that obtaining lower expenses for the shareholders of the Value Fund and the Growth Fund would be realized immediately with the expense limitation arrangements. The Trustees noted that the assurance that the expense limitation arrangements in place were of value to those Funds. The Trustees noted that the assets of the Value Fund and the Growth Fund were at such levels that the expense limitation arrangements currently were providing benefits to the respective Fund’s shareholders. The Trustees also noted that the Value Fund and the Growth Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Adviser’s efforts to work with M3Sixty to secure such

Cognios Funds

Board Approval of Renewal of InvestmentDecember 31, 2018 (Unaudited)

Advisory Agreement for the Cognios Large Cap Value Fund
and Cognios Large Cap Growth Fund

56www.cogniosfunds.com

arrangements for the Value Fund and the Growth Fund. Following further discussion of the Value Fund’s and the Growth Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the Value Fund’s and the Growth Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of the Value Fund’s and the Growth Fund’s investors.

(5)Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Value Fund and the Growth Fund; the basis of decisions to buy or sell securities for the Value Fund and the Growth Fund; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Trustees noted that there were no benefits identified by the Adviser to the Board other than the advisory fees received under the Advisory Agreement.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Value Fund and the Growth Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Value Fund and the Growth Fund.

Cognios Funds

Board Approval of Renewal of InvestmentDecember 31, 2018 (Unaudited)

Advisory Agreement for the Cognios Large Cap Value Fund
and Cognios Large Cap Growth Fund

M3SIXTY FUNDS TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Cognios Capital, LLC

11250 Tomahawk Creek Parkway

Leawood, KS 66211

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

MUFG Union Bank®, N.A.

350 California Street

20th Floor

San Francisco, CA 94104

Must be accompanied or preceded by a prospectus.

The Cognios Funds are distributed by ALPS Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable as the Funds are open-end management investment companies.

(b)	Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M3Sixty Funds Trust

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: March 8, 2019